Debt and Financing Arrangements (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Debt and Financing Arrangements (Tables) [Abstract]
Long-term debt

	July 31, 2011	April 30, 2011

4.78% Senior Notes due June 1, 2014	$100,000	$100,000
6.12% Senior Notes due November 1, 2015	24,000	24,000
6.63% Senior Notes due November 1, 2018	394,489	380,039
5.55% Senior Notes due April 1, 2022	400,000	400,000
4.50% Senior Notes due June 1, 2025	400,000	400,000

Total long-term debt	$1,318,489	$1,304,039

Long-term debt consists of the following:

	April 30,
	2011	2010

7.94% Series C Senior Notes due September 1, 2010	$0	$10,000
4.78% Senior Notes due June 1, 2014	100,000	100,000
6.12% Senior Notes due November 1, 2015	24,000	24,000
6.63% Senior Notes due November 1, 2018	380,039	376,000
5.55% Senior Notes due April 1, 2022	400,000	400,000
4.50% Senior Notes due June 1, 2025	400,000	0

Total long-term debt	$1,304,039	$910,000
Current portion of long-term debt	0	10,000

Total long-term debt, less current portion	$1,304,039	$900,000